Trade and Other Receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Provisions for impairments deducted from trade and other receivables	$ 968	$ 649
Loss allowance provisions, trade receivables	349	193
Contractual payments under operating leases	$ 248	$ 344
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.27%	0.08%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.51%	0.27%
Loans to government
Disclosure of provision matrix [line items]
Other receivables	$ 1,357	$ 1,209
Trade receivables
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	$ 112	$ 83